Related Party Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Jiulong You [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	CEO of the Company’s significant operating subsidiary, Pinnacle Food Inc.
Li Xia Du [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Chairman, Director, and substantial stockholder
Jing Yang Zhao [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Daughter of Li Xia Du, substantial stockholder
Xuesong Pang [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Director and Chief Data Officer
Wencai Pan [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Chief Financial Officer
Bing Zhao [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Husband of Li Xia Du
Yongsheng Zhao [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	Father of Bing Zhao
Steel Magnolia Investment Ltd [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	A company wholly-owned by Li Xia Du
Kowloon Investment Holding Limited [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	A company wholly-owned by Jiulong You
VSH Services Inc [Member]
Schedule of Related Parties [Line Items]
Relationship with the company, Description	The Company’s controlling person, Bing Zhao, is the husband of Li Xia Du.